Note 8 - Federal Funds Purchased and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
	(in thousands)
	2021	2020
United Bankers Bank
Federal Funds purchased	$12	$-
Note payable, with interest at 4.00% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due December 1, 2028. All Union Bank stock is held as collateral.	7,000	-
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	-	7,750
Total other borrowings	$7,012	$7,750